PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gains losses on disposals of property plant and equipment
Buildings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
[custom:PropertyPlantAndEquipmentAtCost]	¥ 2,913,000
[custom:AccumulatedDepreciationDepletionAndAmortizationPropertyPlantAndEquipments]	1,226,000	1,226,000
[custom:AccumulatedImpairmentAllocationPropertyPlantAndEquipments]	¥ 1,687,000	¥ 1,687,000